Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect on profit after tax
Positive 100 basis point parallel shift in yield curves	$ 9	$ 42
Negative 100 basis point parallel shift in yield curves	(28)	(140)
10% increase in equity prices	213	223
10% decrease in equity prices	(202)	(225)
10% increase in US dollar exchange rate compared with all currencies	36	24
10% decrease in US dollar exchange rate compared with all currencies	(36)	(24)
Effect on total equity
Positive 100 basis point parallel shift in yield curves	(61)	(583)
Negative 100 basis point parallel shift in yield curves	46	617
10% increase in equity prices	213	237
10% decrease in equity prices	(202)	(239)
10% increase in US dollar exchange rate compared with all currencies	36	24
10% decrease in US dollar exchange rate compared with all currencies	$ (36)	$ (24)